Oil and Gas Properties	12 Months Ended
Dec. 31, 2022
Oil And Gas Properties
Oil and Gas Properties

5. Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at January 1, 2021	$1,792,155	$2,448,180	$4,240,335
Additions	66,122	-	66,122
Change in ARO estimate	(459,601)	5,305	(454,296)
As at December 31, 2021	1,398,676	2,453,485	3,852,161
Additions	44,369,191	-	44,369,191
JV Contribution	(6,656,785)	-	(6,656,785)
Change in ARO estimate	(3,865,772)	(5,562)	(3,871,334)
Currency translation adjustment	(4,748,897)	-	(4,748,897)
Impact of hyperinflation	837,908	110,090	947,998
As at December 31, 2022	$31,334,321	$2,558,013	$33,892,334

Accumulated depletion
As at January 1, 2021	$555,201	$1,460,661	$2,015,862
Depletion	188,446	227,240	415,686
As at December 31, 2021	743,647	1,687,901	2,431,548
Depletion	1,263,556	187,476	1,451,032
Impact of hyperinflation	(34,215)	(5,825)	(40,040)
As at December 31, 2022	$1,972,988	$1,869,552	$3,842,540

Net book value
As at January 1, 2021	$1,236,954	$987,519	$2,224,473
As at December 31, 2021	$655,029	$765,584	$1,420,613
As at December 31, 2022	$29,361,333	$688,461	$30,049,794

Turkey

Future capital expenditures of $50,025,000 (2021 - $23,324,000) was included in the depletion base.

Management assesses each field for impairment indicators at each reporting date. Impairment indicators considered include the following:

●	Plans to discontinue or dispose of the asset before the previously expected date;
●	Significant reductions in estimates or reserves;
●	Significant cost overrun on a capital project;
●	Significant increases in the expected cost of dismantling assets and restoring the site; and
●	Production difficulties.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

5.	Oil and Gas Properties (continued)

As at December 31, 2022, no impairment indicators were identified.

Cendere oil field

The Cendere onshore oil field, which is located in South East Turkey has a total of 25 wells. The Cendere Field was first discovered in 1988. Oil production commenced during 1990. The operator of the Cendere Field is Türkiye Petrolleri Anonim Ortaklığı (“TPAO”). The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%.

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company now owns a 49% working interest in SASB in partnership with TPAO. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea.

Bakuk gas field

The Company also owns a 50% operated interest in the Bakuk gas field located near the Syrian border. The Bakuk field is shut-in with no plans to revive production in the near term. The property was fully impaired as of the transition date to IFRS on January 1, 2021.